American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
April 30, 2024

One Choice 2025 Portfolio - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.0%
Diversified Bond Fund G Class	33,734,037	300,232,930
High Income Fund G Class	6,909,129	58,313,047
Inflation-Adjusted Bond Fund G Class	5,497,456	56,074,054
Short Duration Fund G Class	12,196,640	117,697,574
Short Duration Inflation Protection Bond Fund G Class	10,742,298	109,034,321
		641,351,926
Domestic Equity Funds — 33.1%
Focused Large Cap Value Fund G Class	13,910,166	142,857,407
Growth Fund G Class	1,588,217	86,208,439
Heritage Fund G Class	1,099,687	30,164,419
Mid Cap Value Fund G Class	3,325,128	52,237,766
Select Fund G Class	199,059	21,874,598
Small Cap Growth Fund G Class(2)	781,517	16,278,996
Small Cap Value Fund G Class	1,582,039	16,453,210
Sustainable Equity Fund G Class	3,289,262	164,890,680
		530,965,515
International Fixed Income Funds — 14.7%
Emerging Markets Debt Fund G Class	2,228,206	19,363,114
Global Bond Fund G Class	25,399,561	216,912,248
		236,275,362
International Equity Funds — 12.2%
Emerging Markets Fund G Class	150,929	1,619,473
Global Real Estate Fund G Class	1,385,251	16,235,138
International Growth Fund G Class	6,346,964	77,559,898
International Small-Mid Cap Fund G Class	1,022,857	9,972,859
International Value Fund G Class	10,306,844	88,741,928
Non-U.S. Intrinsic Value Fund G Class	139,126	1,305,004
		195,434,300
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,428,257,638)		1,604,027,103
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,604,027,103

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$377,214	$15,163	$93,590	$1,446	$300,233	33,734	$(12,058)	$12,062
High Income Fund	71,858	3,435	20,702	3,722	58,313	6,909	(2,937)	3,435
Inflation-Adjusted Bond Fund	69,254	2,130	14,551	(759)	56,074	5,497	(1,445)	2,130
Short Duration Fund	129,884	8,807	22,542	1,549	117,698	12,197	(1,598)	4,578
Short Duration Inflation Protection Bond Fund	119,750	7,274	18,942	952	109,034	10,742	(592)	3,115
Focused Large Cap Value Fund	144,110	10,203	13,421	1,965	142,857	13,910	1,006	5,356
Growth Fund	69,236	26,603	14,416	4,785	86,208	1,588	3,530	4,016
Heritage Fund	33,528	538	3,924	22	30,164	1,100	2,836	214
Mid Cap Value Fund	55,162	3,368	4,478	(1,814)	52,238	3,325	463	2,838
Select Fund	—	23,115	2,099	859	21,875	199	53	1,087
Small Cap Growth Fund(3)	16,707	1,173	1,715	114	16,279	782	216	—
Small Cap Value Fund	17,239	1,224	1,857	(153)	16,453	1,582	290	261
Sustainable Equity Fund	173,009	8,685	26,416	9,613	164,891	3,289	3,622	4,256
Emerging Markets Debt Fund	26,042	1,034	8,169	456	19,363	2,228	(1,246)	1,034
Global Bond Fund	184,873	66,409	37,720	3,350	216,912	25,400	(5,460)	5,672
Emerging Markets Fund	4,074	50	1,411	(1,093)	1,620	151	972	50
Global Real Estate Fund	17,902	612	2,040	(239)	16,235	1,385	(80)	612
International Growth Fund	79,484	8,778	9,143	(1,559)	77,560	6,347	809	1,385
International Small-Mid Cap Fund	11,696	231	2,066	112	9,973	1,023	(59)	231
International Value Fund	89,427	6,315	8,085	1,085	88,742	10,307	422	4,925
Non-U.S. Intrinsic Value Fund	3,528	216	1,760	(679)	1,305	139	374	216
Disciplined Growth Fund	46,722	153	30,749	(16,126)	—	—	17,632	153
International Bond Fund(3)	40,163	—	44,878	4,715	—	—	(4,878)	—
	$1,780,862	$195,516	$384,674	$12,323	$1,604,027	141,834	$1,872	$57,626
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.